NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of non-current assets held for sale [Abstract]
Disclosure Of Detailed Information About Movements Of Non-Current Assets Held For Sale [Text Block]

The movement of the non-current assets held for sale during the years ended December 31, 2018, 2017 and 2016 is as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
Balance at the beginning of the year	Ps.	101,382	Ps.	259,527	Ps.	199,475
Additions		180,296		89,216		236,632
Assets sold		(52,164)		(78,784)		(130,784)
Changes in fair value		(25,136)		(37,818)		(34,572)
Reclassifications (1)		(20,038)		(134,795)		(5,631)
Exchange gains in foreign currency		2,374		4,036		(5,593)
Balance at year end	Ps.	186,714	Ps.	101,382	Ps.	259,527
(1)

Includes reclassifications to: I) Investment properties by Ps. (19,718), II) other assets by Ps. (299) and III) Investments by Ps. (21) at December 2018 and I) Investment properties by PS. (108,924); II) Investments by Ps. (23,368) and III) Other assets by Ps. (2,503) at December 2017.

Disclosure of non-current assets or disposal groups classified as held for sale [text block]

The following is the detail of the non-current assets held for sale:

	December 31, 2018		December 31, 2017
Foreclosed assets
Movable property	Ps.	19,733	Ps.	8,523
Residential real estate		33,622		31,666
Other real estate		88,569		37,061
	Ps.	141,924	Ps.	77,250
Assets received from leasing agreements
Machinery and equipment		14,989		15,640
Vehicles		984		1,623
Real estate		25,060		1,963
	Ps.	41,033	Ps.	19,226
Other non-current assets held for sale
Real estate		3,517		982
Other		240		3,924
		3,757		4,906
Total non-current assets held for sale	Ps.	186,714	Ps.	101,382

Disclosure Of Detailed Information About Liabilities With Groups Of Assets Held For Sale [Text Block]	Following is the detail of the associated liabilities to assets held for sale:

	December 31, 2018		December 31, 2017
Commercial accounts payable	Ps.	15,876	Ps.	18,382
Total	Ps.	15,876	Ps.	18,382